Form 13F
Form 13F Cover Page

Reporting for the Calendar Year or Quarter
Ended: September 30, 1999
Check here if Amendment [x]; Amendment
Number: 15
This Amendment (Check only one):
[x] is a restatement.
[ ] ads new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
Form 13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore
Lutherville, MD   November 2, 1999

Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934

Form 13F Summary Page

Report Summary:

Numer of Other Included Managers:
0
Form 13F Information Table Entry Total:
65
Form 13F Information Table Value Total:
$144,226

List of Other Included Managers:
NONE



Name of Issuer   Title of Class      CUSIP     Value    Shrs or     SH/PRN  Put/Call  Investment  Other       Voting Authoirty
                                                        Prn amt                       Discretion  Managers  Sole    Shared  None


AMRESCO Capital     ComShBenInt    031919103   1,355    154,825      SH                SOLE                154,825
Andarko Petroleum       Com        032511107     177      5,800      SH                SOLE                  5,800
Apache Corp             Com        037411105     363      8,400      SH                SOLE                  8,400
Bank United             CLA        065412108   1,556     48,050      SH                SOLE                 48,050
Barnett, Inc.           Com        068062108     380     41,400      SH                SOLE                 41,400
Bostonfed Bancorp       Com        101178101     863     57,500      SH                SOLE                 57,500
Burlington Resources    Com        122014103     198      5,400      SH                SOLE                  5,400
CTG Resources           Com        125957100     985     27,845      SH                SOLE                 27,845
Carolina Pwr & LT       Com        144141108     389     11,000      SH                SOLE                 11,000
Chastain Capital        Com        161697107   2,095    300,700      SH                SOLE                300,700
Columbia Energy         Com        197648108   2,621     47,335      SH                SOLE                 47,335
Constellation Energy    Com        210371100   2,332     82,905      SH                SOLE                 82,905
Dime Bancorp            Com        25429Q102   3,050    174,295      SH                SOLE                174,295
GA Financial            Com        361437106     951     73,896      SH                SOLE                 73,896
Hi-Shear Industries     Com        428399109   2,493    974,000      SH                SOLE                974,000
Hilb Rogal              Com        431294107     507     20,250      SH                SOLE                 20,250
ITLA Capital            Com        450565106   2,495    169,132      SH                SOLE                169,132
Imperial Credit Comm    Com        45272T102   5,013    455,711      SH                SOLE                455,711
Long Beach Financial    Com        542446109   2,527    159,191      SH                SOLE                159,191
MCN Energy Corp.        Com        55267J100   1,530     89,035      SH                SOLE                 89,035
McCormick & Co.       NonVtg       579780206     715     21,634      SH                SOLE                 21,634
Mercantile Bankshs      Com        587405101     365     11,800      SH                SOLE                 11,800
Mitchell Energy         CLB        606592301     581     24,700      SH                SOLE                 24,700
Modis Professional Serv Com        607830106   1,408    106,260      SH                SOLE                106,260
Newmont Mining          Com        651639106     259     10,000      SH                SOLE                 10,000
Nicor Inc.              Com        654086107   1,142     30,725      SH                SOLE                 30,725
NovaCare Employee       Com        66986Q101   1,503    616,450      SH                SOLE                616,450
OceanFirst Financial    Com        675234108     428     26,116      SH                SOLE                 26,116
PartnerRe Holdings      Com        G6852T105   7,019    201,997      SH                SOLE                201,997
Payless Shoe Source     Com        704379106   4,914     97,303      SH                SOLE                 97,303
PFF Bancorp             Com        69331W104   1,620     78,553      SH                SOLE                 78,553
Penn Virginia Corp      Com        707882106     224     10,780      SH                SOLE                 10,780
Piedmont Natural Gas    Com        720186105     680     22,420      SH                SOLE                 22,420
Placer Dome             Com        725906101     223     15,000      SH                SOLE                 15,000
Questar Corp.           Com        748356102   1,270     70,060      SH                SOLE                 70,060
ReliaStar               Com        75952U103   3,167     95,241      SH                SOLE                 95,241
Resource Asset Inv      Com        761196104   2,262    203,275      SH                SOLE                203,275
Seagram Ltd             Com        811850106   3,843     84,455      SH                SOLE                 84,455
Shared Medical          Com        819486101   1,992     42,615      SH                SOLE                 42,615
Standard Register Co.   Com        853887107   1,676     71,312      SH                SOLE                 71,312
SunTrust Bks            Com        867914103   5,659     86,064      SH                SOLE                 86,064
Town & Country Trust  ShBenInt     892081100     785     44,407      SH                SOLE                 44,407
Transpro Inc.           Com        893885103     327     66,200      SH                SOLE                 66,200
U.S. Lime & Mineral     Com        911922102     297     49,575      SH                SOLE                 49,575
Union Pacific Resources Com        907834105     321     20,000      SH                SOLE                 20,000
US Industries           Com        912080108   5,205    330,495      SH                SOLE                330,495
United Stationers       Com        913004107     426     20,000      SH                SOLE                 20,000
UnumProvident Corp      Com        91529Y106   3,752    127,460      SH                SOLE                127,460
Waste Industries        Com        941058109     771     57,925      SH                SOLE                 57,925
Walter Industries       Com        93317Q105     631     46,750      SH                SOLE                 46,750
Washington Gas & Lgt    Com        938837101     563     20,775      SH                SOLE                 20,775
Woodward Governor       Com        980745103   1,856     74,410      SH                SOLE                 74,410
Cellstar 5% '02       SUBNTCONV    150925AC9     360    500,000      PRN               SOLE                500,000
Center Tr Inc.          SDCV       151845AA2   4,889  5,129,000      PRN               SOLE              5,129,000
Dura Pharmac 3.5% 02    SUBNTCV    26632SAA7   4,618  5,973,000      PRN               SOLE              5,973,000
Healthsouth 3.25% '03   SBDBCV     421924AF8   4,853  6,278,000      PRN               SOLE              6,278,000
Kellstrom 5.5% '03      SBNTCV     488035AE6   1,058  1,500,000      PRN               SOLE              1,500,000
Kellstrom 5.75% '02     SBNTCV     488035AC0   3,978  5,449,000      PRN               SOLE              5,449,000
Personnel Grp 5.75% 04  SBNTCV     715338AE9   3,172  4,435,000      PRN               SOLE              4,435,000
Prime Retail pfd 8.5% PfdConvSerB  741570303   8,103    581,351      SH                SOLE                581,351
Quintiles 4.25% 00     SBNTCV      748767AC4   2,900  3,000,000      PRN               SOLE              3,000,000
Transamerica 10%'03   SBDBCONV     89351VAA7     458    458,000      PRN               SOLE                458,000
Metamor Worldwide      SBNTCV      59133PAA8   4,182  6,180,000      PRN               SOLE              6,180,000
NovaCare 5.5% '00      SBDEBCV     669930AA7   9,942 10,987,000      PRN               SOLE             10,987,000
Waste Mgmt 4% 02      SUBNTCONV    94106LAA7   7,949  8,921,000      PRN               SOLE              8,921,000
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